PREMISES AND EQUIPMENT - Maturity analysis of operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease payments due:
Less than 1 year	$ 120
1 year through less than 2 years	62
2 years through less than 3 years	62
3 years through less than 4 years	62
4 years through less than 5 years	62
After 5 years	67
Total undiscounted cash flows	435
Impact of discounting	(32)
Total lease liability	$ 403	$ 231